Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 202,802	$ 212,333
Less: Current portion of long-term debt	(19,062)	(19,062)
Long-term debt	183,740	193,271
Export credit tranche [Member]
Debt Instrument [Line Items]
Total debt	162,241	168,640
FSRU tranche [Member]
Debt Instrument [Line Items]
Total debt	$ 40,561	$ 43,693